Derivative Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative Financial Instruments	8. DERIVATIVE FINANCIAL INSTRUMENTS

	30 June 2022			31 December 2021
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	13,712	287	314	11,036	159	168
Interest rate contracts	29,363	404	602	25,148	463	485
Equity and credit contracts	1,005	141	35	1,056	161	54
Total derivatives held for trading	44,080	832	951	37,240	783	707
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	490	20	2	590	39	—
Interest rate contracts	83,070	1,377	447	80,514	904	737
	83,560	1,397	449	81,104	943	737
Designated as cash flow hedges:
Exchange rate contracts	24,636	1,602	111	22,239	996	338
Interest rate contracts	25,361	223	992	21,466	180	216
	49,997	1,825	1,103	43,705	1,176	554
Total derivatives held for hedging	133,557	3,222	1,552	124,809	2,119	1,291
Derivative netting(1)		(1,783)	(1,783)		(1,221)	(1,221)
Total derivatives	177,637	2,271	720	162,049	1,681	777
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £557m (2021: £189m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £557m (2021: £202m).
IBOR Reform
Note 32 includes details of the notional value of hedging instruments by benchmark interest rate impacted by IBOR reform and the notional amounts of assets, liabilities and off-balance sheet commitments affected by IBOR reform that have yet to transition to an alternative benchmark interest rate.